Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 97.2%
Security	Shares	Value
Aerospace & Defense — 3.0%
Hexcel Corp.	357,373	$ 21,624,640
Huntington Ingalls Industries, Inc.	159,156	34,511,387
		$ 56,136,027
Air Freight & Logistics — 1.4%
C.H. Robinson Worldwide, Inc.	239,086	$ 26,466,820
		$ 26,466,820
Banks — 6.4%
Bank of America Corp.(1)	435,675	$ 14,730,172
JPMorgan Chase & Co.(1)	528,940	61,018,518
KeyCorp	336,749	6,162,507
Truist Financial Corp.	606,336	30,601,778
Wells Fargo & Co.	145,704	6,392,034
		$ 118,905,009
Beverages — 1.5%
Constellation Brands, Inc., Class A	110,615	$ 27,245,581
		$ 27,245,581
Biotechnology — 3.1%
AbbVie, Inc.	226,997	$ 32,576,339
Neurocrine Biosciences, Inc.(2)	270,982	25,507,536
		$ 58,083,875
Building Products — 1.5%
Johnson Controls International PLC	514,662	$ 27,745,429
		$ 27,745,429
Capital Markets — 6.5%
Charles Schwab Corp. (The)(1)	414,903	$ 28,649,052
Goldman Sachs Group, Inc. (The)(1)	104,489	34,835,588
S&P Global, Inc.	49,025	18,478,993
State Street Corp.	291,243	20,689,903
Stifel Financial Corp.	322,786	19,305,831
		$ 121,959,367
Chemicals — 0.8%
Linde PLC	47,346	$ 14,298,492
		$ 14,298,492
Security	Shares	Value
Communications Equipment — 1.6%
Cisco Systems, Inc.	662,822	$ 30,072,234
		$ 30,072,234
Containers & Packaging — 1.7%
Ball Corp.	178,956	$ 13,138,950
Packaging Corp. of America	130,023	18,282,534
		$ 31,421,484
Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.(1)	909,291	$ 42,000,151
		$ 42,000,151
Electric Utilities — 3.7%
Edison International	291,093	$ 19,727,372
NextEra Energy, Inc.(1)	591,334	49,961,810
		$ 69,689,182
Electrical Equipment — 1.6%
Eaton Corp. PLC	202,956	$ 30,116,641
		$ 30,116,641
Entertainment — 1.7%
Walt Disney Co. (The)(1)(2)	298,943	$ 31,717,852
		$ 31,717,852
Equity Real Estate Investment Trusts (REITs) — 4.4%
CubeSmart	423,209	$ 19,412,597
EastGroup Properties, Inc.	120,793	20,600,038
Invitation Homes, Inc.	183,056	7,144,676
Mid-America Apartment Communities, Inc.	192,694	35,789,056
		$ 82,946,367
Food & Staples Retailing — 2.2%
BJ's Wholesale Club Holdings, Inc.(2)	466,555	$ 31,585,773
Performance Food Group Co.(2)	193,673	9,627,485
		$ 41,213,258
Food Products — 1.5%
Hershey Co. (The)	49,952	$ 11,387,058
Mondelez International, Inc., Class A	257,389	16,483,192
		$ 27,870,250
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	181,772	$ 19,784,065

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.	65,000	$ 15,629,900
Zimmer Biomet Holdings, Inc.	144,665	15,969,569
		$ 51,383,534
Hotels, Restaurants & Leisure — 0.7%
Papa John's International, Inc.	141,451	$ 13,563,736
		$ 13,563,736
Insurance — 4.6%
Allstate Corp. (The)(1)	97,897	$ 11,451,012
American International Group, Inc.(1)	627,891	32,505,917
Arch Capital Group, Ltd.(2)	270,708	12,019,435
Reinsurance Group of America, Inc.	113,823	13,178,427
Travelers Cos., Inc. (The)	105,607	16,759,831
		$ 85,914,622
Interactive Media & Services — 2.8%
Alphabet, Inc., Class C(1)(2)	443,060	$ 51,678,518
		$ 51,678,518
IT Services — 2.3%
Euronet Worldwide, Inc.(2)	86,264	$ 8,477,163
Fidelity National Information Services, Inc.(1)	338,560	34,587,290
		$ 43,064,453
Life Sciences Tools & Services — 3.9%
Thermo Fisher Scientific, Inc.(1)	76,036	$ 45,500,703
Waters Corp.(2)	74,452	27,102,761
		$ 72,603,464
Machinery — 2.6%
Ingersoll Rand, Inc.	206,888	$ 10,303,022
Parker-Hannifin Corp.	28,254	8,167,949
Westinghouse Air Brake Technologies Corp.	322,784	30,170,621
		$ 48,641,592
Media — 0.9%
Fox Corp., Class A	510,076	$ 16,888,616
		$ 16,888,616
Metals & Mining — 0.7%
Steel Dynamics, Inc.	157,754	$ 12,285,882
		$ 12,285,882
Security	Shares	Value
Multiline Retail — 1.4%
Dollar Tree, Inc.(2)	163,768	$ 27,080,677
		$ 27,080,677
Multi-Utilities — 2.6%
CMS Energy Corp.	286,019	$ 19,658,086
Sempra Energy	179,252	29,719,982
		$ 49,378,068
Oil, Gas & Consumable Fuels — 8.3%
Chevron Corp.(1)	325,792	$ 53,358,214
ConocoPhillips	532,771	51,907,878
EOG Resources, Inc.	229,926	25,572,370
EQT Corp.	546,156	24,047,249
		$ 154,885,711
Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	60,964	$ 16,649,268
		$ 16,649,268
Pharmaceuticals — 9.0%
Bristol-Myers Squibb Co.	373,399	$ 27,549,378
Johnson & Johnson(1)	360,368	62,891,424
Royalty Pharma PLC, Class A	274,827	11,952,226
Sanofi	319,201	31,720,127
Zoetis, Inc.	181,489	33,130,817
		$ 167,243,972
Road & Rail — 0.7%
CSX Corp.	393,549	$ 12,723,439
		$ 12,723,439
Semiconductors & Semiconductor Equipment — 3.6%
Micron Technology, Inc.(1)	401,403	$ 24,830,790
QUALCOMM, Inc.	74,970	10,875,148
Texas Instruments, Inc.	172,078	30,783,033
		$ 66,488,971
Software — 1.5%
VMware, Inc., Class A	244,347	$ 28,393,121
		$ 28,393,121
Specialty Retail — 2.0%
Lithia Motors, Inc.	64,290	$ 17,054,851

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Lowe's Cos., Inc.	59,081	$ 11,315,784
TJX Cos., Inc. (The)(1)	145,581	8,903,734
		$ 37,274,369
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.(1)	59,265	$ 9,631,155
HP, Inc.	264,165	8,820,470
		$ 18,451,625
Total Common Stocks (identified cost $1,342,995,194)		$1,812,481,657

Corporate Bonds — 15.9%
Security	Principal Amount (000's omitted)	Value
Banks — 9.0%
Australia & New Zealand Banking Group, Ltd., 6.75% to 6/15/26(3)(4)(5)	$1,110	$ 1,133,127
Banco Bilbao Vizcaya Argentaria S.A., 6.125% to 11/16/27(4)(5)	5,600	4,918,082
Banco Davivienda S.A., 6.65% to 4/22/31(3)(4)(5)	1,800	1,358,907
Banco Mercantil del Norte S.A./Grand Cayman:
7.50% to 6/27/29(3)(4)(5)	4,421	3,979,674
7.625% to 1/10/28(3)(4)(5)	2,101	1,978,070
8.375% to 10/14/30(3)(4)(5)	2,300	2,188,784
Bank of America Corp., Series TT, 6.125% to 4/27/27(4)(5)	12,096	12,186,720
Barclays PLC, 6.125% to 12/15/25(4)(5)	5,000	4,827,750
BNP Paribas S.A., 4.625% to 2/25/31(3)(4)(5)	6,987	5,644,206
Citigroup, Inc., Series M, 6.30% to 5/15/24(4)(5)	9,050	8,777,858
Credit Suisse Group AG:
5.25% to 2/11/27(3)(4)(5)	2,350	1,944,625
7.50% to 7/17/23(3)(4)(5)	3,250	3,028,350
9.75% to 6/23/27(3)(4)(5)	6,445	6,860,702
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(3)(4)(5)	5,827	5,461,327
HSBC Holdings PLC:
4.60% to 12/17/30(4)(5)	6,367	5,331,089
6.00% to 5/22/27(4)(5)	5,200	5,001,524
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(4)(5)	5,549	5,521,255
ING Groep NV, 6.50% to 4/16/25(4)(5)	4,900	4,832,723
JPMorgan Chase & Co.:
Series KK, 3.65% to 6/1/26(4)(5)	2,140	1,963,878
Series X, 6.10% to 10/1/24(4)(5)	9,409	9,420,526
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Lloyds Banking Group PLC, 7.50% to 6/27/24(4)(5)	$11,145	$ 11,273,930
Natwest Group PLC:
4.60% to 6/28/31(4)(5)	1,477	1,168,768
6.00% to 12/29/25(4)(5)	3,129	3,060,569
8.00% to 8/10/25(4)(5)	8,348	8,631,206
PNC Financial Services Group, Inc. (The), Series U, 6.00% to 5/15/27(4)(5)	5,000	5,043,750
Societe Generale S.A.:
4.75% to 5/26/26(3)(4)(5)	6,471	5,660,416
5.375% to 11/18/30(3)(4)(5)	6,741	5,673,317
Standard Chartered PLC:
4.75% to 1/14/31(3)(4)(5)	4,440	3,566,919
6.00% to 7/26/25(3)(4)(5)	5,938	5,906,104
SVB Financial Group., Series C, 4.00% to 5/15/26(4)(5)	2,774	2,252,213
Truist Financial Corp., Series Q, 5.10% to 3/1/30(4)(5)	1,848	1,776,856
UBS Group AG, 4.875% to 2/12/27(3)(4)(5)	5,500	4,914,980
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(3)(5)	7,295	6,769,007
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(4)(5)	2,770	2,567,444
Zions Bancorp NA, 5.80% to 6/15/23(4)(5)	2,743	2,639,069
		$ 167,263,725
Capital Markets — 1.2%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(5)	$6,430	$ 5,716,013
Charles Schwab Corp. (The), Series I, 4.00% to 6/1/26(4)(5)	12,298	11,198,805
UBS Group AG:
4.375% to 2/10/31(3)(4)(5)	1,499	1,208,569
6.875% to 8/7/25(4)(5)(6)	4,298	4,403,395
		$ 22,526,782
Diversified Financial Services — 0.6%
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(3)(4)(5)	$9,955	$ 9,146,156
Goldman Sachs Group, Inc. (The), Series V, 4.125% to 11/10/26(4)(5)	2,007	1,768,238
Unifin Financiera SAB de CV, 7.375%, 2/12/26(3)	2,410	1,285,338
		$ 12,199,732
Electric Utilities — 0.6%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(4)(5)	$1,933	$ 1,768,686
Edison International, Series B, 5.00% to 12/15/26(4)(5)	1,455	1,231,051

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)	$5,475	$ 5,461,571
Southern California Edison Co., Series E, 6.981%, (3 mo. USD LIBOR + 4.199%), 9/12/22(7)	3,225	2,975,624
		$ 11,436,932
Food Products — 0.6%
Land O' Lakes, Inc., 8.00%(3)(4)	$11,397	$ 11,566,075
		$ 11,566,075
Gas Utilities — 0.4%
NiSource, Inc., 5.65% to 6/15/23(4)(5)	$9,015	$ 8,260,628
		$ 8,260,628
Independent Power and Renewable Electricity Producers — 0.3%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(5)	$5,554	$ 4,911,402
		$ 4,911,402
Insurance — 0.8%
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(3)(5)	$5,580	$ 4,647,968
Prudential Financial, Inc., 5.125% to 11/28/31, 3/1/52(5)	2,904	2,779,522
QBE Insurance Group, Ltd., 5.875% to 5/12/25(3)(4)(5)	7,054	6,884,704
		$ 14,312,194
Multi-Utilities — 0.6%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(4)(5)	$11,713	$ 10,578,036
		$ 10,578,036
Oil, Gas & Consumable Fuels — 1.5%
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(4)(5)	$11,560	$ 10,520,578
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(4)(5)	9,365	6,534,007
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(4)(5)	14,630	11,247,937
		$ 28,302,522
Security	Principal Amount (000's omitted)	Value
Pipelines — 0.3%
Energy Transfer, L.P., Series B, 6.625% to 2/15/28(4)(5)	$6,395	$ 4,885,782
		$ 4,885,782
Total Corporate Bonds (identified cost $322,327,780)		$ 296,243,810

Exchange-Traded Funds — 2.6%
Security	Shares	Value
Equity Funds — 2.6%
Global X U.S. Preferred ETF	1,030,400	$ 23,080,960
iShares Preferred & Income Securities ETF	720,806	25,062,425
Total Exchange-Traded Funds (identified cost $49,219,672)		$ 48,143,385

Preferred Stocks — 7.1%
Security	Shares	Value
Banks — 2.2%
AgriBank FCB, 6.875% to 1/1/24(5)	92,513	$ 9,482,582
CoBank ACB, Series F, 6.25% to 10/1/22(5)	78,033	7,861,825
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(5)	13,800	1,417,950
First Republic Bank:
Series M, 4.00%	313,300	5,752,188
Series N, 4.50%	115,013	2,338,214
JPMorgan Chase & Co.:
Series JJ, 4.55%	90,400	1,911,960
Series LL, 4.625%	212,000	4,555,880
Truist Financial Corp., 5.25%	79,793	1,941,364
Wells Fargo & Co., Series L, 7.50% (Convertible)	4,925	6,249,825
		$ 41,511,788
Capital Markets — 0.6%
Affiliated Managers Group, Inc., 4.75%	204,750	$ 4,291,560
Stifel Financial Corp., Series D, 4.50%	362,000	7,095,200
		$ 11,386,760
Electric Utilities — 1.3%
Brookfield BRP Holdings Canada, Inc., 4.625%	338,000	$ 6,232,720
SCE Trust III, Series H, 5.75% to 3/15/24(5)	133,767	2,949,562
SCE Trust IV, Series J, 5.375% to 9/15/25(5)	70,515	1,434,980
SCE Trust V, Series K, 5.45% to 3/15/26(5)	130,020	3,045,069

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
SCE Trust VI, 5.00%	10,556	$ 210,592
Southern Co. (The), 4.95%	430,000	10,053,400
		$ 23,926,323
Equity Real Estate Investment Trusts (REITs) — 0.2%
SITE Centers Corp., Series A, 6.375%	164,660	$ 4,246,581
		$ 4,246,581
Food Products — 0.3%
Ocean Spray Cranberries, Inc., Series A, 6.25%(3)	57,835	$ 5,790,729
		$ 5,790,729
Insurance — 0.4%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(5)	266,832	$ 6,854,914
		$ 6,854,914
Oil, Gas & Consumable Fuels — 0.7%
NuStar Energy, L.P., Series B, 7.673%, (3 mo. USD LIBOR + 5.643%)(7)	653,604	$ 13,693,004
		$ 13,693,004
Pipelines — 0.4%
Energy Transfer, L.P.:
Series C, 7.375% to 5/15/23(5)	210,000	$ 4,769,100
Series E, 7.60% to 5/15/24(5)	108,840	2,579,508
		$ 7,348,608
Real Estate Management & Development — 0.5%
Brookfield Property Partners, L.P.:
Series A-1, 6.50%	185,075	$ 4,158,636
Series A2, 6.375%	242,352	5,169,368
		$ 9,328,004
Telecommunications — 0.5%
United States Cellular Corp., 5.50%	396,000	$ 8,276,400
		$ 8,276,400
Total Preferred Stocks (identified cost $144,189,726)		$ 132,363,111

Short-Term Investments — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(8)	21,213,022	$ 21,213,022
Total Short-Term Investments (identified cost $21,213,022)		$ 21,213,022
Total Investments — 124.0%(9) (identified cost $1,879,945,394)		$2,310,444,985
Other Assets, Less Liabilities — (24.0)%		$ (446,564,524)
Net Assets — 100.0%		$1,863,880,461
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at July 31, 2022 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at July 31, 2022 was $341,600,765 and the total market value of the collateral received by State Street Bank and Trust Company was $344,478,750, comprised of cash.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $108,016,004 or 5.8% of the Fund's net assets.
(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2022, the aggregate value of these securities is $4,403,395 or 0.2% of the Fund's net assets.
(7)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.
(9)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	87.2%	$2,015,010,636
Ireland	2.8	63,578,083
United Kingdom	2.6	60,720,085
France	2.1	48,698,066
Switzerland	1.0	22,360,621
Canada	0.7	16,605,693
Mexico	0.4	9,431,866
Australia	0.3	8,017,831
Italy	0.3	6,769,007
Spain	0.2	4,918,082
Netherlands	0.2	4,832,723
Colombia	0.1	1,358,907
Exchange-Traded Funds	2.1	48,143,385
Total Investments	100.0%	$2,310,444,985
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,217,172	EUR	2,060,677	Bank of America, N.A.	8/31/22	$106,851	$ —
USD	560,036	EUR	520,000	UBS AG	8/31/22	27,509	—
USD	7,751,261	GBP	6,148,246	UBS AG	8/31/22	259,007	—
						$393,367	$ —
Abbreviations:
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
At July 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund enters into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $21,213,022, which represents 1.2% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$10,376,085	$210,063,023	$(220,438,954)	$(154)	$ —	$ —	$10,417	—
Liquidity Funds	—	174,289,850	(153,076,828)	—	—	21,213,022	56,081	21,213,022
Total				$(154)	$ —	$21,213,022	$66,498
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 142,285,137	$ —	$ —	$ 142,285,137
Consumer Discretionary	77,918,782	—	—	77,918,782
Consumer Staples	112,978,357	—	—	112,978,357
Energy	154,885,711	—	—	154,885,711
Financials	326,778,998	—	—	326,778,998
Health Care	317,594,718	31,720,127	—	349,314,845
Industrials	201,829,948	—	—	201,829,948
Information Technology	186,470,404	—	—	186,470,404
Materials	58,005,858	—	—	58,005,858
Real Estate	82,946,367	—	—	82,946,367
Utilities	119,067,250	—	—	119,067,250
Total Common Stocks	$1,780,761,530	$31,720,127*	$ —	$1,812,481,657
Corporate Bonds	$ —	$296,243,810	$ —	$ 296,243,810
Exchange-Traded Funds	48,143,385	—	—	48,143,385
Preferred Stocks:
Communication Services	8,276,400	—	—	8,276,400
Consumer Staples	—	5,790,729	—	5,790,729

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Energy	$ 21,041,612	$ —	$ —	$ 21,041,612
Financials	40,991,105	18,762,357	—	59,753,462
Real Estate	13,574,585	—	—	13,574,585
Utilities	23,926,323	—	—	23,926,323
Total Preferred Stocks	$ 107,810,025	$ 24,553,086	$ —	$ 132,363,111
Short-Term Investments	$ 21,213,022	$ —	$ —	$ 21,213,022
Total Investments	$1,957,927,962	$352,517,023	$ —	$2,310,444,985
Forward Foreign Currency Exchange Contracts	$ —	$ 393,367	$ —	$ 393,367
Total	$1,957,927,962	$352,910,390	$ —	$2,310,838,352
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.